Credit Quality (Details) - Credit risk - AUD ($) $ in Millions	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Loans | Housing
Impairment charges
Exposure to credit risk	$ 557,263	$ 547,074	$ 534,021
Loans | Housing | Performing - Stage 1
Impairment charges
Exposure to credit risk	461,728	451,283	442,181
Loans | Housing | Performing - Stage 2
Impairment charges
Exposure to credit risk	89,112	90,554	87,419
Loans | Housing | Non-performing - Stage 3
Impairment charges
Exposure to credit risk	6,423	5,237	4,421
Loans | Housing | Strong
Impairment charges
Exposure to credit risk	326,090	319,361	314,839
Loans | Housing | Strong | Performing - Stage 1
Impairment charges
Exposure to credit risk	299,274	291,914	284,578
Loans | Housing | Strong | Performing - Stage 2
Impairment charges
Exposure to credit risk	26,816	27,447	30,261
Loans | Housing | Good/satisfactory
Impairment charges
Exposure to credit risk	207,379	205,765	199,365
Loans | Housing | Good/satisfactory | Performing - Stage 1
Impairment charges
Exposure to credit risk	160,286	156,836	155,228
Loans | Housing | Good/satisfactory | Performing - Stage 2
Impairment charges
Exposure to credit risk	47,093	48,929	44,137
Loans | Housing | Weak
Impairment charges
Exposure to credit risk	23,794	21,948	19,817
Loans | Housing | Weak | Performing - Stage 1
Impairment charges
Exposure to credit risk	2,168	2,533	2,375
Loans | Housing | Weak | Performing - Stage 2
Impairment charges
Exposure to credit risk	15,203	14,178	13,021
Loans | Housing | Weak | Non-performing - Stage 3
Impairment charges
Exposure to credit risk	6,423	5,237	4,421
Loans | Personal
Impairment charges
Exposure to credit risk	11,951	12,379	13,151
Loans | Personal | Performing - Stage 1
Impairment charges
Exposure to credit risk	10,111	10,667	11,172
Loans | Personal | Performing - Stage 2
Impairment charges
Exposure to credit risk	1,643	1,520	1,739
Loans | Personal | Non-performing - Stage 3
Impairment charges
Exposure to credit risk	197	192	240
Loans | Personal | Strong
Impairment charges
Exposure to credit risk	4,316	4,413	4,464
Loans | Personal | Strong | Performing - Stage 1
Impairment charges
Exposure to credit risk	4,216	4,318	4,347
Loans | Personal | Strong | Performing - Stage 2
Impairment charges
Exposure to credit risk	100	95	117
Loans | Personal | Good/satisfactory
Impairment charges
Exposure to credit risk	6,524	6,899	7,463
Loans | Personal | Good/satisfactory | Performing - Stage 1
Impairment charges
Exposure to credit risk	5,642	6,097	6,552
Loans | Personal | Good/satisfactory | Performing - Stage 2
Impairment charges
Exposure to credit risk	882	802	911
Loans | Personal | Weak
Impairment charges
Exposure to credit risk	1,111	1,067	1,224
Loans | Personal | Weak | Performing - Stage 1
Impairment charges
Exposure to credit risk	253	252	273
Loans | Personal | Weak | Performing - Stage 2
Impairment charges
Exposure to credit risk	661	623	711
Loans | Personal | Weak | Non-performing - Stage 3
Impairment charges
Exposure to credit risk	197	192	240
Loans | Business
Impairment charges
Exposure to credit risk	220,207	218,234	207,229
Loans | Business | Performing - Stage 1
Impairment charges
Exposure to credit risk	138,943	143,811	158,451
Loans | Business | Performing - Stage 2
Impairment charges
Exposure to credit risk	78,097	71,509	45,606
Loans | Business | Non-performing - Stage 3
Impairment charges
Exposure to credit risk	3,167	2,914	3,172
Loans | Business | Strong
Impairment charges
Exposure to credit risk	94,312	93,741	85,317
Loans | Business | Strong | Performing - Stage 1
Impairment charges
Exposure to credit risk	72,541	80,177	74,626
Loans | Business | Strong | Performing - Stage 2
Impairment charges
Exposure to credit risk	21,771	13,564	10,691
Loans | Business | Good/satisfactory
Impairment charges
Exposure to credit risk	117,087	115,911	113,835
Loans | Business | Good/satisfactory | Performing - Stage 1
Impairment charges
Exposure to credit risk	66,215	63,434	83,629
Loans | Business | Good/satisfactory | Performing - Stage 2
Impairment charges
Exposure to credit risk	50,872	52,477	30,206
Loans | Business | Weak
Impairment charges
Exposure to credit risk	8,808	8,582	8,077
Loans | Business | Weak | Performing - Stage 1
Impairment charges
Exposure to credit risk	187	200	196
Loans | Business | Weak | Performing - Stage 2
Impairment charges
Exposure to credit risk	5,454	5,468	4,709
Loans | Business | Weak | Non-performing - Stage 3
Impairment charges
Exposure to credit risk	3,167	2,914	3,172
Undrawn credit commitments
Impairment charges
Exposure to credit risk	210,284	206,151	208,403
Undrawn credit commitments | Performing - Stage 1
Impairment charges
Exposure to credit risk	176,506	177,971	188,667
Undrawn credit commitments | Performing - Stage 2
Impairment charges
Exposure to credit risk	33,348	27,814	19,339
Undrawn credit commitments | Non-performing - Stage 3
Impairment charges
Exposure to credit risk	430	366	397
Undrawn credit commitments | Strong
Impairment charges
Exposure to credit risk	152,396	148,444	149,612
Undrawn credit commitments | Strong | Performing - Stage 1
Impairment charges
Exposure to credit risk	135,663	137,275	140,574
Undrawn credit commitments | Strong | Performing - Stage 2
Impairment charges
Exposure to credit risk	16,733	11,169	9,038
Undrawn credit commitments | Good/satisfactory
Impairment charges
Exposure to credit risk	55,470	55,624	57,033
Undrawn credit commitments | Good/satisfactory | Performing - Stage 1
Impairment charges
Exposure to credit risk	40,622	40,482	47,842
Undrawn credit commitments | Good/satisfactory | Performing - Stage 2
Impairment charges
Exposure to credit risk	14,848	15,142	9,191
Undrawn credit commitments | Weak
Impairment charges
Exposure to credit risk	2,418	2,083	1,758
Undrawn credit commitments | Weak | Performing - Stage 1
Impairment charges
Exposure to credit risk	221	214	251
Undrawn credit commitments | Weak | Performing - Stage 2
Impairment charges
Exposure to credit risk	1,767	1,503	1,110
Undrawn credit commitments | Weak | Non-performing - Stage 3
Impairment charges
Exposure to credit risk	430	366	397
Loans and undrawn credit commitments
Impairment charges
Exposure to credit risk	999,705	983,838	962,804
Loans and undrawn credit commitments | Performing - Stage 1
Impairment charges
Exposure to credit risk	787,288	783,732	800,471
Loans and undrawn credit commitments | Performing - Stage 2
Impairment charges
Exposure to credit risk	202,200	191,397	154,103
Loans and undrawn credit commitments | Non-performing - Stage 3
Impairment charges
Exposure to credit risk	10,217	8,709	8,230
Loans and undrawn credit commitments | Strong
Impairment charges
Exposure to credit risk	577,114	565,959	554,232
Loans and undrawn credit commitments | Strong | Performing - Stage 1
Impairment charges
Exposure to credit risk	511,694	513,684	504,125
Loans and undrawn credit commitments | Strong | Performing - Stage 2
Impairment charges
Exposure to credit risk	65,420	52,275	50,107
Loans and undrawn credit commitments | Good/satisfactory
Impairment charges
Exposure to credit risk	386,460	384,199	377,696
Loans and undrawn credit commitments | Good/satisfactory | Performing - Stage 1
Impairment charges
Exposure to credit risk	272,765	266,849	293,251
Loans and undrawn credit commitments | Good/satisfactory | Performing - Stage 2
Impairment charges
Exposure to credit risk	113,695	117,350	84,445
Loans and undrawn credit commitments | Weak
Impairment charges
Exposure to credit risk	36,131	33,680	30,876
Loans and undrawn credit commitments | Weak | Performing - Stage 1
Impairment charges
Exposure to credit risk	2,829	3,199	3,095
Loans and undrawn credit commitments | Weak | Performing - Stage 2
Impairment charges
Exposure to credit risk	23,085	21,772	19,551
Loans and undrawn credit commitments | Weak | Non-performing - Stage 3
Impairment charges
Exposure to credit risk	$ 10,217	$ 8,709	$ 8,230